Supplement dated February 13, 2020
to the Prospectuses, each as supplemented, of the following fund (the Fund):
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio (VP) - Limited Duration Credit Fund	5/1/2019
The information under the subsection "Fund Management" in the "Summary of the Fund" or "Summary of Columbia VP - Limited Duration Credit Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2010
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	2012
John Dawson, CFA	Portfolio Manager	Portfolio Manager	February 2020
The rest of the section remains the same.
The information under the subsection "Primary Service Providers – Portfolio Managers" in the "More Information About the Fund" section or under the caption "Portfolio Management - Portfolio Managers" in the "More Information About Columbia VP - Limited Duration Credit Fund" section of the Fund's Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Tom Murphy, CFA	Vice President, Senior Portfolio Manager and Head of Investment Grade Credit	Lead Portfolio Manager	2010
Royce D. Wilson, CFA	Senior Portfolio Manager	Portfolio Manager	2012
John Dawson, CFA	Portfolio Manager	Portfolio Manager	February 2020
Mr. Murphy joined the Investment Manager in 2002. Mr. Murphy began his investment career in 1986 and earned a B.B.A. from the University of Notre Dame and an M.B.A. from the University of Michigan.
Mr. Wilson joined the Investment Manager in 2007. Mr. Wilson began his investment career in 2002 and earned a B.B.A. from Western Connecticut State University.
Mr. Dawson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Dawson began his investment career in 1996 and earned a B.A. in Economics from Bucknell University and an M.B.A. with concentrations in Finance and Accounting from Indiana University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6546-135 A (2/20)